Long-term Investments	12 Months Ended
Dec. 31, 2016
Long-term Investments.
Long-term Investments

9.Long-term Investments

	December 31, 2015	December 31, 2016
	RMB	RMB
Investments in associated companies	318,888	652,635
Equity investments	309,691	461,664
Available-for-sale securities	1,136,073	855,728

	1,764,652	1,970,027

(a)Investments in associated companies

The Group recorded equity share of loss of RMB33.6 million, RMB76.1 million and RMB85.8 million for the years ended December 31, 2014, 2015 and 2016, respectively, which was included in “investment income, net” in the consolidated statements of comprehensive income.  The Group received cash dividends for each of the years ended December 31, 2014, 2015 and 2016 of RMB15.3 million, nil and nil, respectively.

(1)In August 2013, the Group established a joint venture with China Telecom Corp. Ltd. (“China Telecom”), Hangzhou Yixin Technology Co., Ltd. (“Yixin”) to launch “YiChat”, a proprietary social instant messaging application for smart phones. The Group contributed RMB200.0 million cash in exchange for a 27.0% equity interest in Yixin.

The investment was accounted for under the equity method of accounting with allocation of the investment cost as follows (in thousands):

RMB
Tangible assets	58,320
Intangible assets	15,876
Goodwill	129,773
Deferred tax liabilities	(3,969)

200,000

In July 2015, the Group increased its equity shares in Yixin to 35.0% with a cash consideration of approximately RMB127.5 million. The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows (in thousands):

fair valuesfairvalues fair values was as follows (in thousands):

RMB
Tangible assets	8,579
Intangible assets	15,564
Goodwill	107,280
Deferred tax liabilities	(3,891)

127,532

(2)In September 2014, the Group established a joint venture with several individuals to launch an e-commerce related business. The Group contributed RMB20.0 million cash in exchange for a 40.0% equity interest.

(3)In 2015, the Group also established two joint ventures to operate internet finance related businesses. The Group contributed RMB30.0 million cash to each of the two joint ventures in exchange for a 30.0% equity interest in each joint venture. In July 2016, the Group increase its equity shares in one of the joint ventures to 31.8% with a cash consideration of approximately 15.0 million.

(4)In 2016, the Group acquired a 49.0% equity interest in MAXWIN (B.V.I) LIMITED, which is engaged in the retail business of casual and sportswear apparel, for a consideration of approximately RMB344.6 million in cash.

(b)Equity investments

Equity investments represent investments in privately held companies.  The Group carries the investment at cost as the Group does not have significant influence and the investments do not have readily determinable fair value.

In 2016, a gain of RMB234.1 million related to the partial disposal of the Group’s investment in an equity investee was recognized as “investment income, net” in the consolidated statements of comprehensive income for the years ended December 31, 2016.

Impairment provision of RMB24.0 million, RMB12.0 million and RMB12.2 million related to certain of the equity investments were recognized as “investment income, net” in the consolidated statements of comprehensive income for the years ended December 31, 2014, 2015 and 2016, respectively, as the Group determined that the decline in its fair value is determined to be other-than-temporary.

(c)Available-for-sale securities

As of December 31, 2016, available-for-sale securities included RMB620.8 million invested in shares of Huatai Securities Company Limited (“Huatai”) and RMB234.9 million invested in shares of Caissa Touristic Group (“Caissa”). Total net unrealized gains of RMB27.5 million and RMB34.0 million (net of tax expenses of RMB81.4 million and tax benefit of RMB47.7 million) were recorded in other comprehensive income for the year ended December 31, 2015 and 2016, respectively.

	December 31, 2015
	Cost	Unrealized Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Huatai	927,188	(216,851)	710,337
Caissa	100,000	325,736	425,736

	1,027,188	108,885	1,136,073

	December 31, 2016
	Adjusted Cost	Unrealized Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Huatai	660,528	(39,684)	620,844
Caissa	100,000	134,884	234,884

	760,528	95,200	855,728

The Group reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. Changes in market conditions and other facts and circumstances may change the business prospects of these issuers. The assessment that these investments are not other-than-temporarily impaired included a review of the business and financial outlook, the financial condition, the severity and duration of the drop in share price compared to the carrying value, as well as the Group’s ability and current intent to hold these securities until the prices recover. For the year ended December 31, 2015 and 2016, nil and RMB266.7 million impairment provision for Huatai was recognized as “investment income, net” in the consolidated statements of comprehensive income, respectively. The Group also received cash dividends from Huatai for the years ended December 31, 2015 and 2016 of nil and RMB21.4 million, respectively.